Applied accounting principles and impacts from changes in accounting principles	3 Months Ended
Mar. 31, 2018
Applied accounting principles and impacts from changes in accounting principles
Applied accounting principles and impacts from changes in accounting principles

Note 1. Applied accounting principles and impacts from changes in accounting principles

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by the Swedish Financial Supervisory Authority, “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s general guidelines regarding external reporting in accordance with its corporate governance policy and guidelines for state-owned companies.

The accounting policies, methods of computation and presentation of the Consolidated Groupare, in all material aspects, the same as those used for the 2017, annual financial statements except for the application of the new and amended standards from IASB that entered into force beginning January 1, 2018. The interim report does not include all the disclosures required in the annual financial statements, and should be read in conjunction with the company’s annual financial statements as of December 31, 2017.

As of January 1, 2018, SEK began applying IFRS 9 Financial Instruments, which replaced the previous regulatory framework IAS 39 Financial Instruments: Recognition and Measurement. The impact of the transition to IFRS 9 on SEK is summarized as follows:

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As of January 1, 2018, SEK assessed its liquidity investments, which were previously classified as available-for-sale assets. The conclusion of the assessment was that liquidity investments are included in a portfolio where the business model entails measurement at fair value and, accordingly, they are recognized at fair value through profit or loss (FVTPL). Liquidity investments that were previously classified at fair value pursuant to the fair value option (FVO) are also classified at FVTPL. Certain fixed-rate liquidity investments were previously subject to hedge accounting and, as of January 1, 2018, these hedge accounting relationships have been terminated since liquidity investments are now measured at FVTPL.

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SEK’s lending meets the conditions for the solely payments of principal and interest (SPPI) tests and uses a business model that aims to collect contractual cash flows, which means SEK’s lending is measured at amortized cost.

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Gains and losses that arise from changes in SEK’s own credit risk on liabilities designated at fair value are recognized in the reserve for own credit risk under Other comprehensive income and are not reclassified to profit or loss in the financial statements of the Group.

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The principle applied for the impairment of exposures has changed from an approach based on incurred credit loss events under IAS 39 to an approach based on expected credit losses (ECL). IFRS 9 requires that all assets measured at amortized cost, including credit commitments and financial guarantees, are to be tested for any impairment, which differs from IAS 39, where collective provisions are not made for off-balance-sheet items or available-for-sale financial assets. Loss allowances (ECL) is expected to mean lower initial impairment amounts but higher volatility over time.

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As of December 31, 2017, the transition to IFRS 9 had a total impact on the Group’s equity of Skr 14 million. IFRS 9 has no material impact on the Group’s capital adequacy and large exposure ratios. SEK is not restating comparative periods. Comparative information for 2017 is reported pursuant to IAS 39 and is not comparable with the information presented for 2018 under IRS 9. Differences arising from the introduction of IFRS 9 are recognized directly in retained earnings as of January 1, 2018. Beginning January 1, 2018, SEK has also begun applying IFRS 9 for hedge accounting. Additional information on new accounting policies associated with IFRS 9 and quantitative transition information can be found in Note 1b to the Consolidated Financial Statements in SEK’s 2017 Annual Report.

As of January 1, 2018, SEK began applying the new standard IFRS 15 Revenue from Contracts with Customers. IFRS 15 is not applicable to financial instruments or leasing agreements. IFRS 15 had a minor effect on SEK’s financial reporting during the first quarter of 2018.

Future changes to IFRS

In January 2016, the IASB issued the new accounting standard IFRS 16 Leases, with changes for lessees. All leases (with the exception of short-term and low-value leases) are to be recognized as right-of-use assets subject to depreciation with corresponding liabilities in the lessee’s balance sheet, and the lease payments recognized as repayments and interest expenses. Lessor accounting remains essentially unchanged. Additional disclosures are also required. SEK’s preliminary assessment is that the standard will primarily affect SEK’s recognition of operational leases for rental premises, which is not expected to have any material impact on SEK’s financial statements or capital adequacy or large exposure ratios. The standard will be applicable beginning January 1, 2019. There are no other IFRS or IFRS IC interpretations that are not yet applicable that are expected to have a material impact on SEK’s financial statements, capital adequacy or large exposure ratios.